Financial liabilities designated at fair value - Disclosure of financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Repurchase agreements and other similar secured borrowing	£ 39,415	£ 41,601
Other financial liabilities	6,133	7,699
Financial liabilities designated at fair value	282,224	297,539
Contractual amount due on maturity
Disclosure of financial liabilities [line items]
Debt securities	96,316	82,820
Deposits	48,201	44,862
Repurchase agreements and other similar secured borrowing	156,180	186,593
Other financial liabilities	17	10
Financial liabilities designated at fair value	300,714	314,285
At fair value
Disclosure of financial liabilities [line items]
Debt securities	80,218	68,261
Deposits	46,383	43,552
Repurchase agreements and other similar secured borrowing	155,606	185,716
Other financial liabilities	17	10
Financial liabilities designated at fair value	£ 282,224	£ 297,539